Segment information and revenue analysis (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES	$ 1,437,848	$ 280,000
Continuing Operations [Member]
REVENUES	1,437,848	280,000
Business Integration Services [Member] | Continuing Operations [Member]
REVENUES	20,000	280,000
Digital Advertising And Marketing Campaign Services [Member] | Continuing Operations [Member]
REVENUES	$ 1,417,848